Accounts Payable, Other Payables and Accruals (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023
Accounts Payable, Other Payables and Accruals [Abstract]
Operating lease liabilities, description		Total liabilities	Total liabilities
Borrowing rate	3.72%	4.92%